UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
	 42nd Floor
         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC,the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

      William A Ackman     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $6,406,098 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-11695                     Pershing Square GP, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDER & BALDWIN INC        COM              014482103   117265  2434913 SH       SOLE                  2434913        0        0
ALEXANDER & BALDWIN INC        COM              014482103    54278  1127030 SH       SHARED  1                   0  1127030        0
CITIGROUP INC                  COM NEW          172967424   409959  9845320 SH       SHARED  1                   0  9845320        0
CITIGROUP INC                  COM NEW          172967424   569445 13675421 SH       SOLE                 13675421        0        0
FAMILY DLR STORES INC          COM              307000109   244085  4643936 SH       SHARED  1                   0  4643936        0
FAMILY DLR STORES INC          COM              307000109   339041  6450557 SH       SOLE                  6450557        0        0
FORTUNE BRANDS INC             COM              349631101   515084  8077222 SH       SHARED  1                   0  8077222        0
FORTUNE BRANDS INC             COM              349631101   579849  9092811 SH       SOLE                  9092811        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   643477 38554638 SH       SOLE                 38554638        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   562104 33679074 SH       SHARED  1                   0 33679074        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     4176   158856 SH       SOLE                   158856        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2396    91144 SH       SHARED  1                   0    91144        0
HOWARD HUGHES CORP             COM              44267d107   124997  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267d107   107067  1646174 SH       SOLE                  1646174        0        0
KRAFT FOODS INC                CL A             50075N104   328250  9317344 SH       SHARED  1                   0  9317344        0
KRAFT FOODS INC                CL A             50075N104   454948 12913645 SH       SOLE                 12913645        0        0
PENNEY J C INC                 COM              708160106    12441   360200 SH  CALL SOLE                   360200        0        0
PENNEY J C INC                 COM              708160106   586664 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   750572 21730521 SH       SOLE                 21730521        0        0